Subsequent events (Details) € in Millions	1 Months Ended
	Jan. 31, 2024 EUR (€) item	Apr. 30, 2023 item
Disclosure of non-adjusting events after reporting period
Number of clinical stage development programs | item		3
Percentage of headcount was reduced		25.00%
Announcing or commencing implementation of major restructuring
Disclosure of non-adjusting events after reporting period
Number of clinical stage development programs | item	3
Percentage of headcount was reduced	50.00%
Impairment loss | €	€ 1.7
Announcing or commencing implementation of major restructuring | IFRS Scenario Forecast
Disclosure of non-adjusting events after reporting period
Restructuring provision | €	€ 1.6